SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2017


                 AMERICAN GENERAL LIFE INSURANCE COMPANY
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                        VARIABLE SEPARATE ACCOUNT
                 Polaris Platinum III Variable Annuity
               Polaris Advisory Income Variable Annuity


      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
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                       FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity

The following sentence is added to the OPTIONAL LIVING BENEFITS section under General Information Applicable to All Living Benefits section of the prospectus:

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.

The following paragraph replaces the third paragraph under the DEATH BENEFIT OPTIONS / CONTRACT VALUE DEATH BENEFIT section of the prospectus:

Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

The following sentence is added to the DEATH BENEFIT OPTIONS section under the first paragraph of the MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT section of the prospectus:

The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Dated:  August 28, 2017

            Please keep this Supplement with your Prospectus